Notes Payable and Convertible Notes - Summary of Future Minimum Payments on Notes and Convertible Notes (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Detail Of Future Minimum Payments On Notes And Convertible Notes [Line Items]
Total minimum payments	$ 121,380
Effect of discounting	(32,199)
Present value of minimum payments	89,181	$ 9,198		$ 3,795
Current portion	(7,382)	(9,198)	$ (3,795)
Long term portion	81,799
2020 [member]
Disclosure Detail Of Future Minimum Payments On Notes And Convertible Notes [Line Items]
Total minimum payments	14,974
Present value of minimum payments	7,382
2021 [member]
Disclosure Detail Of Future Minimum Payments On Notes And Convertible Notes [Line Items]
Total minimum payments	45,785
2022 [member]
Disclosure Detail Of Future Minimum Payments On Notes And Convertible Notes [Line Items]
Total minimum payments	7,200
2023 [member]
Disclosure Detail Of Future Minimum Payments On Notes And Convertible Notes [Line Items]
Total minimum payments	4,568
2024 [member]
Disclosure Detail Of Future Minimum Payments On Notes And Convertible Notes [Line Items]
Total minimum payments	48,853
Thereafter [member]
Disclosure Detail Of Future Minimum Payments On Notes And Convertible Notes [Line Items]
Total minimum payments